Reconciliation of profit before taxation to headline operating profit - Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of operating profit to headline operating profit [Abstract]
Profit before taxation	£ 106	£ 98
Finance and investment income	(39)	(49)
Finance costs	174	178
Revaluation and retranslation of financial instruments	(34)	(11)
Profit before interest and taxation	275	238
Earnings from associates	(14)	(17)
Operating profit	261	221
Goodwill impairment	0	116
Impairment of investments in associates	2	0
Property-related impairment charges	22	5
Amortisation and impairment of acquired intangible assets	26	32
Restructuring costs	83	40
Losses/(gains) on disposal of investments and subsidiaries	4	(2)
Headline operating profit	£ 398	£ 412